Loans and Allowance for Credit Losses	6 Months Ended
Apr. 30, 2022
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Loans and Allowance for Credit Losses
Note 3: Loans and Allowance for Credit Losses
Credit Risk Exposure
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at April 30, 2022 and October 31, 2021. Stage 1 represents those performing loans carried with up to a 12 month expected credit loss, Stage 2 represents those performing loans carried with a lifetime expected credit loss, and Stage 3 represents those loans with a lifetime expected credit loss that are credit impaired.

(Canadian $ in millions)				April 30, 2022				October 31, 2021
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	7	-	-	7	4	-	-	4
Very low	97,106	296	-	97,402	94,566	179	-	94,745
Low	23,699	1,944	-	25,643	23,471	1,293	-	24,764
Medium	12,027	2,742	-	14,769	12,066	2,250	-	14,316
High	127	319	-	446	167	306	-	473
Not rated	1,021	48	-	1,069	1,051	46	-	1,097
Impaired	-	-	315	315	-	-	351	351
Gross residential mortgages	133,987	5,349	315	139,651	131,325	4,074	351	135,750
Allowance for credit losses	37	34	9	80	46	39	12	97
Carrying amount	133,950	5,315	306	139,571	131,279	4,035	339	135,653
Loans: Consumer instalment and other personal
Exceptionally low	1,602	41	-	1,643	1,487	37	-	1,524
Very low	36,510	16	-	36,526	30,672	8	-	30,680
Low	21,382	708	-	22,090	21,660	534	-	22,194
Medium	10,984	4,223	-	15,207	13,336	3,607	-	16,943
High	868	1,259	-	2,127	661	1,375	-	2,036
Not rated	3,980	32	-	4,012	3,450	50	-	3,500
Impaired	-	-	285	285	-	-	287	287
Gross consumer instalment and other personal	75,326	6,279	285	81,890	71,266	5,611	287	77,164
Allowance for credit losses	93	284	92	469	113	333	91	537
Carrying amount	75,233	5,995	193	81,421	71,153	5,278	196	76,627
Loans: Credit cards (1)
Exceptionally low	2,741	-	-	2,741	2,532	-	-	2,532
Very low	469	-	-	469	450	-	-	450
Low	2,008	145	-	2,153	1,801	66	-	1,867
Medium	2,151	608	-	2,759	1,743	663	-	2,406
High	136	290	-	426	75	287	-	362
Not rated	89	-	-	89	486	-	-	486
Impaired	-	-	-	-	-	-	-	-
Gross credit cards	7,594	1,043	-	8,637	7,087	1,016	-	8,103
Allowance for credit losses	61	167	-	228	67	209	-	276
Carrying amount	7,533	876	-	8,409	7,020	807	-	7,827
Loans: Business and government (2)
Acceptable
Investment grade	170,335	2,155	-	172,490	144,807	1,446	-	146,253
Sub-investment grade	90,432	17,673	-	108,105	85,375	14,534	-	99,909
Watchlist	-	5,658	-	5,658	-	6,137	-	6,137
Impaired	-	-	1,523	1,523	-	-	1,531	1,531
Gross business and government	260,767	25,486	1,523	287,776	230,182	22,117	1,531	253,830
Allowance for credit losses	574	645	407	1,626	529	730	395	1,654
Carrying amount	260,193	24,841	1,116	286,150	229,653	21,387	1,136	252,176
Gross total loans and acceptances	477,674	38,157	2,123	517,954	439,860	32,818	2,169	474,847
Net total loans and acceptances	476,909	37,027	1,615	515,551	439,105	31,507	1,671	472,283
Commitments and financial guarantee contracts
Acceptable
Investment grade	164,706	1,312	-	166,018	154,975	2,367	-	157,342
Sub-investment grade	43,929	9,814	-	53,743	46,827	8,164	-	54,991
Watchlist	-	1,934	-	1,934	-	2,453	-	2,453
Impaired	-	-	443	443	-	-	682	682
Allowance for credit losses	212	167	12	391	195	186	13	394
Carrying amount (3)(4)	208,423	12,893	431	221,747	201,607	12,798	669	215,074

(1)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(2)	Includes customers’ liability under acceptances.
(3)
Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(4)	Certain commercial borrower commitments are conditional and may include recourse with other parties.

Allowance for Credit Losses
The allowance for credit losses recorded in our Consolidated Balance Sheet is maintained at a level we consider adequate to absorb credit-related losses on our loans and other credit instruments. The allowance for credit losses amounted t
o $2,794
million at April 30, 202
2 ($2,958
million as at October 31, 2021) of which
$2,403 million ($2,564 million as at October 31, 2021) was recorded in loans and $391 million ($394 million as at October 31, 2021) was recorded in other liabilities in our Consolidated Balance Sheet.
Significant changes in the gross balances, including originations, maturities and repayments in the normal course of operations, impact the allowance for credit losses.

The following tables show the continuity in the loss allowance by product type for the three and six months ended April 30, 2022 and April 30, 2021. Transfers represent the amount of expected credit loss (ECL) that moved between stages during the period, for example, moving from a
12-month
(Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, as well as changes in economic forecasts and credit quality. Model changes include new calculation models or methodologies.

(Canadian $ in millions)
For the three months ended	April 30, 2022				April 30, 2021
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	49	40	17	106	33	42	26	101
Transfer to Stage 1	9	(9)	-	-	9	(8)	(1)	-
Transfer to Stage 2	(1)	3	(2)	-	(1)	2	(1)	-
Transfer to Stage 3	-	(2)	2	-	-	(2)	2	-
Net remeasurement of loss allowance	(27)	6	1	(20)	12	24	2	38
Loan originations	10	-	-	10	7	-	-	7
Derecognitions and maturities	(2)	(2)	-	(4)	(1)	(3)	-	(4)
Model changes	-	-	-	-	-	-	-	-
Total Provision for Credit Losses (PCL) (1)	(11)	(4)	1	(14)	26	13	2	41
Write-offs (2)	-	-	(3)	(3)	-	-	(3)	(3)
Recoveries of previous write-offs	-	-	2	2	-	-	4	4
Foreign exchange and other	(1)	-	(1)	(2)	1	(2)	(7)	(8)
Balance as at end of period	37	36	16	89	60	53	22	135
Loans: Consumer instalment and other personal
Balance as at beginning of period	131	324	91	546	150	440	97	687
Transfer to Stage 1	71	(68)	(3)	-	52	(50)	(2)	-
Transfer to Stage 2	(13)	20	(7)	-	(9)	18	(9)	-
Transfer to Stage 3	(1)	(20)	21	-	(2)	(30)	32	-
Net remeasurement of loss allowance	(85)	60	15	(10)	(68)	38	28	(2)
Loan originations	20	-	-	20	24	-	-	24
Derecognitions and maturities	(6)	(10)	-	(16)	(6)	(10)	-	(16)
Model changes	(11)	(1)	-	(12)	-	-	-	-
Total PCL (1)	(25)	(19)	26	(18)	(9)	(34)	49	6
Write-offs (2)	-	-	(42)	(42)	-	-	(64)	(64)
Recoveries of previous write-offs	-	-	21	21	-	-	24	24
Foreign exchange and other	-	1	(4)	(3)	-	(5)	(5)	(10)
Balance as at end of period	106	306	92	504	141	401	101	643
Loans: Credit cards
Balance as at beginning of period	113	206	-	319	112	302	-	414
Transfer to Stage 1	34	(34)	-	-	41	(41)	-	-
Transfer to Stage 2	(7)	7	-	-	(9)	9	-	-
Transfer to Stage 3	(1)	(27)	28	-	(1)	(47)	48	-
Net remeasurement of loss allowance	(50)	55	14	19	(45)	70	6	31
Loan originations	12	-	-	12	10	-	-	10
Derecognitions and maturities	(1)	(5)	-	(6)	(2)	(8)	-	(10)
Model changes	-	-	-	-	-	-	-	-
Total PCL (1)	(13)	(4)	42	25	(6)	(17)	54	31
Write-offs (2)	-	-	(57)	(57)	-	-	(74)	(74)
Recoveries of previous write-offs	-	-	20	20	-	-	27	27
Foreign exchange and other	(2)	1	(5)	(6)	-	(1)	(7)	(8)
Balance as at end of period	98	203	-	301	106	284	-	390
Loans: Business and government
Balance as at beginning of period	700	735	386	1,821	791	1,102	583	2,476
Transfer to Stage 1	74	(72)	(2)	-	92	(89)	(3)	-
Transfer to Stage 2	(40)	45	(5)	-	(47)	57	(10)	-
Transfer to Stage 3	-	(24)	24	-	(1)	(13)	14	-
Net remeasurement of loss allowance	(176)	84	34	(58)	(143)	114	49	20
Loan originations	174	-	-	174	67	-	-	67
Derecognitions and maturities	(32)	(32)	-	(64)	(38)	(45)	-	(83)
Model changes	-	-	-	-	(5)	(19)	-	(24)
Total PCL (1)	-	1	51	52	(75)	5	50	(20)
Write-offs (2)	-	-	(29)	(29)	-	-	(73)	(73)
Recoveries of previous write-offs	-	-	11	11	-	-	14	14
Foreign exchange and other	36	16	(7)	45	(27)	(32)	(33)	(92)
Balance as at end of period	736	752	412	1,900	689	1,075	541	2,305
Total as at end of period	977	1,297	520	2,794	996	1,813	664	3,473
Comprised of: Loans	765	1,130	508	2,403	790	1,597	641	3,028
Other credit instruments (3)	212	167	12	391	206	216	23	445
(1) Excludes PCL on other assets of $5 million for the three months ended April 30, 2022 ($2 million for the three months ended April 30, 2021).
(2) Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.
(3) Other credit instruments, including
off-balance
sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

(Canadian $ in millions)
For the six months ended	April 30, 2022				April 30, 2021
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	46	40	19	105	51	75	26	152
Transfer to Stage 1	20	(19)	(1)	-	34	(26)	(8)	-
Transfer to Stage 2	(2)	6	(4)	-	(2)	17	(15)	-
Transfer to Stage 3	-	(4)	4	-	-	(9)	9	-
Net remeasurement of loss allowance	(38)	16	4	(18)	(33)	5	26	(2)
Loan originations	15	-	-	15	13	-	-	13
Derecognitions and maturities	(3)	(4)	-	(7)	(3)	(7)	-	(10)
Model changes	-	-	-	-	-	-	-	-
Total PCL (1)	(8)	(5)	3	(10)	9	(20)	12	1
Write-offs (2)	-	-	(4)	(4)	-	-	(6)	(6)
Recoveries of previous write-offs	-	-	3	3	-	-	4	4
Foreign exchange and other	(1)	1	(5)	(5)	-	(2)	(14)	(16)
Balance as at end of period	37	36	16	89	60	53	22	135
Loans: Consumer instalment and other personal
Balance as at beginning of period	128	357	91	576	148	454	105	707
Transfer to Stage 1	129	(124)	(5)	-	117	(112)	(5)	-
Transfer to Stage 2	(22)	35	(13)	-	(16)	34	(18)	-
Transfer to Stage 3	(2)	(43)	45	-	(3)	(52)	55	-
Net remeasurement of loss allowance	(140)	100	33	(7)	(133)	109	59	35
Loan originations	36	-	-	36	43	-	-	43
Derecognitions and maturities	(12)	(21)	-	(33)	(13)	(24)	-	(37)
Model changes	(11)	(1)	-	(12)	-	-	-	-
Total PCL (1)	(22)	(54)	60	(16)	(5)	(45)	91	41
Write-offs (2)	-	-	(92)	(92)	-	-	(129)	(129)
Recoveries of previous write-offs	-	-	39	39	-	-	46	46
Foreign exchange and other	-	3	(6)	(3)	(2)	(8)	(12)	(22)
Balance as at end of period	106	306	92	504	141	401	101	643
Loans: Credit cards
Balance as at beginning of period	114	245	-	359	110	321	-	431
Transfer to Stage 1	85	(85)	-	-	99	(99)	-	-
Transfer to Stage 2	(17)	17	-	-	(15)	15	-	-
Transfer to Stage 3	(1)	(56)	57	-	(1)	(87)	88	-
Net remeasurement of loss allowance	(107)	100	26	19	(100)	150	20	70
Loan originations	25	-	-	25	17	-	-	17
Derecognitions and maturities	(3)	(11)	-	(14)	(3)	(15)	-	(18)
Model changes	2	(8)	-	(6)	-	-	-	-
Total PCL (1)	(16)	(43)	83	24	(3)	(36)	108	69
Write-offs (2)	-	-	(114)	(114)	-	-	(142)	(142)
Recoveries of previous write-offs	-	-	40	40	-	-	47	47
Foreign exchange and other	-	1	(9)	(8)	(1)	(1)	(13)	(15)
Balance as at end of period	98	203	-	301	106	284	-	390
Loans: Business and government
Balance as at beginning of period	662	855	401	1,918	658	1,258	608	2,524
Transfer to Stage 1	167	(137)	(30)	-	271	(267)	(4)	-
Transfer to Stage 2	(56)	102	(46)	-	(63)	75	(12)	-
Transfer to Stage 3	-	(32)	32	-	(2)	(66)	68	-
Net remeasurement of loss allowance	(305)	30	104	(171)	(215)	255	107	147
Loan originations	292	-	-	292	145	-	-	145
Derecognitions and maturities	(73)	(91)	-	(164)	(66)	(93)	-	(159)
Model changes	1	(6)	-	(5)	(5)	(19)	-	(24)
Total PCL (1)	26	(134)	60	(48)	65	(115)	159	109
Write-offs (2)	-	-	(56)	(56)	-	-	(184)	(184)
Recoveries of previous write-offs	-	-	18	18	-	-	27	27
Foreign exchange and other	48	31	(11)	68	(34)	(68)	(69)	(171)
Balance as at end of period	736	752	412	1,900	689	1,075	541	2,305
Total as at end of period	977	1,297	520	2,794	996	1,813	664	3,473
Comprised of: Loans	765	1,130	508	2,403	790	1,597	641	3,028
Other credit instruments (3)	212	167	12	391	206	216	23	445
(1) Excludes PCL on other assets of $1 million for the six months ended April 30, 2022 ($(4) million for the six months ended April 30, 2021).
(2) Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.
(3) Other credit instruments, including
off-balance
sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.
Loans and allowance for credit losses by geographic region as at April 30, 2022 and October 31, 2021 are as follows:

(Canadian $ in millions)	April 30, 2022				October 31, 2021
	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net amount	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net amount
By geographic region (1):
Canada	319,830	344	1,071	318,415	299,905	345	1,143	298,417
United States	174,445	164	811	173,470	153,479	153	910	152,416
Other countries	10,451	-	13	10,438	7,442	-	13	7,429
Total	504,726	508	1,895	502,323	460,826	498	2,066	458,262
(1) Geographic region is based upon country of ultimate risk.
(2) Excludes allowance for credit losses on impaired loans of $12 million for other credit instruments, which is included in other liabilities ($13 million as at October 31, 2021).
(3) Excludes allowance for credit losses on performing loans of $379 million for other credit instruments, which is included in other liabilities ($381 million as at October 31, 2021).
Impaired (Stage 3) loans, including the related allowances, as at April 30, 2022 and October 31, 2021 are as follows:

(Canadian $ in millions)	April 30, 2022			October 31, 2021
	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)
Residential mortgages	315	9	306	351	12	339
Consumer instalment and other personal	285	92	193	287	91	196
Business and government (1)	1,523	407	1,116	1,531	395	1,136
Total	2,123	508	1,615	2,169	498	1,671
By geographic region (2):
Canada	1,255	344	911	1,195	345	850
United States	868	164	704	974	153	821
Other countries	-	-	-	-	-	-
Total	2,123	508	1,615	2,169	498	1,671
(1) Includes customers’ liability under acceptances.
(2) Geographic region is based upon the country of ultimate risk.
(3) Gross impaired loans and net impaired loans exclude purchased credit impaired loans.
(4) Excludes allowance for credit losses on impaired loans of $12 million for other credit instruments, which is included in other liabilities ($13 million as at October 31, 2021).

Loans Past Due Not Impaired
Loans that are past due but not classified as impaired are loans where our customers have failed to make payments when contractually due but for which we expect the full amount of principal and interest payments to be collected, or loans which are held at fair value. The following table presents loans that are past due but not classified as impaired as at April 30, 2022 and October 31, 2021. Loans less than 30 days past due are excluded as they are not generally representative of the borrower’s ability to meet their payment obligations.

(Canadian $ in millions)	April 30, 2022			October 31, 2021
	30 to 89 days	90 days or more	Total	30 to 89 days	90 days or more	Total
Residential mortgages	373	18	391	404	14	418
Credit card, consumer instalment and other personal	259	65	324	279	59	338
Business and government	406	36	442	264	33	297
Total	1,038	119	1,157	947	106	1,053
Fully secured loans with amounts between 90 and 180 days past due that we have not classified as impaired totalled $40 million and $36 million as at April 30, 2022 and October 31, 2021, respectively.
ECL Sensitivity and Key Economic Variables
The expected credit loss model requires the recognition of credit losses generally based on 12 months of expected losses for performing loans and the recognition of lifetime losses on performing loans that have experienced a significant increase in credit risk since origination.
The allowance for performing loans is sensitive to changes in both economic forecasts and the probability-weight assigned to each forecast scenario. Forecasts are developed internally by our Economics group, considering external data and our view of future economic conditions. We apply experienced credit judgment to reflect factors not captured in the ECL models, as we deem necessary. We applied experienced credit judgment to reflect the continuing impact of the uncertain environment on credit conditions and the economy as a result of the
COVID-19
pandemic, as well as the impacts of high inflation and supply-chain disruptions.
As at April 30, 2022, our base case scenario depicts slower economic growth in both Canada and the U.S., as growth is tempered by the impact of the conflict in Ukraine on the global economy and financial conditions, as well as higher inflation and interest rates. In contrast, our base case economic forecast as at October 31, 2021, depicted a stronger economic forecast in both Canada and the United States over the projection period. If we assumed a 100%
base case economic forecast and included the impact of loan migration by restaging, with other assumptions held constant, including the application of experienced credit judgment, the allowance on performing loans would be approximatel
y $1,650 million as at April 30, 2022 ($1,725 million as at October 31, 2021), compared to the reported allowance for performing loans of $2,274 million ($2,447 million as at October 31, 2021).
As at April 30, 2022, our adverse case economic scenario depicts a contracting economy, with annual average real GDP declining in both Canada and the U.S. The adverse case as at October 31, 2021 depicted a slightly weaker economic environment in Canada and the United States with higher unemployment rates.
 If we assumed a 100% adverse economic forecast and included the impact of loan migration by restaging, with other assumptions held constant, including the application of experienced credit judgment, the allowance on performing loans would be approximately $3,275 million as at April 30, 2022 ($3,825 million as at October 31, 2021), compared to the reported allowance for performing loans of $2,274 million ($2,447 million as at October 31, 2021).

When we measure changes in economic performance in our forecasts, we use real GDP as the basis, which acts as the key driver for movements in many of the other economic and market variables used, including equity volatility index (VIX), corporate BBB credit spreads, unemployment rates, housing price indices and consumer credit. Many of the variables have a high degree of interdependency and as such, there is no one single factor to which loan impairment allowances as a whole are sensitive.
The following table shows certain key economic variables used to estimate the allowance on performing loans during the forecast period. The values shown represent the national annual average levels or growth rates for the next 12 months and subsequent 12 months following each reporting period for all scenarios. While the values disclosed below are national variables, we also use regional variables in our underlying models where appropriate.

	As at April 30, 2022								As at October 31, 2021
All figures are average annual values	Benign scenario		Base scenario		Adverse scenario				Benign scenario		Base scenario		Adverse scenario
	First 12 Months	Subsequent 12 Months	First 12 Months	Subsequent 12 Months	First 12 Months		Subsequent 12 Months		First 12 Months	Subsequent 12 Months	First 12 Months	Subsequent 12 Months	First 12 Months		Subsequent 12 Months
Real GDP growth rates (1)
Canada	5.7%	4.7%	3.5%	3.1%	(2.1	) %	(1.1	) %	6.3%	5.5%	4.0%	3.9%	(2.7)%		(1.1)%
United States	5.3%	3.5%	3.1%	2.3%	(1.5	) %	(1.1	) %	7.1%	4.0%	4.8%	2.7%	(1.2	) %	(1.1)%
Corporate BBB 10-year spread
Canada	1.7%	1.7%	2.1%	2.0%	3.6%		4.4%		1.4%	1.7%	1.8%	2.0%	3.6%		4.4%
United States	1.3%	1.4%	1.6%	1.7%	4.1%		4.5%		0.9%	1.1%	1.2%	1.5%	4.2%		4.5%
Unemployment rates
Canada	4.9%	3.9%	5.5%	5.3%	8.6%		10.6%		6.0%	4.9%	6.6%	5.7%	10.8%		12.7%
United States	3.3%	2.9%	3.6%	3.5%	6.7%		8.8%		4.2%	3.2%	4.7%	3.7%	8.5%		11.0%
Housing Price Index (1)
Canada (2)	28.2%	7.2%	25.2%	2.2%	(9.4	) %	(18.0	) %	18.2%	10.2%	15.1%	5.2%	(6.4	) %	(18.0)%
United States (3)	12.9%	6.2%	10.6%	3.7%	(6.7	) %	(15.5	) %	14.6%	6.7%	12.3%	4.3%	(6.1	) %	(15.5	) %

(1)	Real gross domestic product and housing price index are year-over-year growth rates.
(2)	In Canada, we use the HPI Benchmark Composite.
(3)	In the United States, we use the National Case-Shiller House Price Index.
The ECL approach requires the recognition of credit losses generally based on 12 months of expected losses for performing loans (Stage 1) and the recognition of lifetime expected losses for performing loans that have experienced a significant increase in credit risk since origination (Stage 2). Under our current probability-weighted scenarios and based on the current risk profile of our loan exposures, if all our performing loans were in Stage 1, our allowance for performing loans would be approximately $1,725 million ($1,775 million as at October 31, 2021), compared with the reported allowance for performing loans of $2,274 million ($2,447 million as at October 31, 2021).